Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 15:- SHAREHOLDERS' EQUITY

a.	Ordinary Shares:

1.	Issuance of Ordinary Shares in connection with Standby Equity Distribution Agreement:

On each of February 17, 2015 and May 8, 2017 the Company entered into a Standby Equity Distribution Agreement ("SEDA"), with YA Global Master SPV Ltd. ("YA Global") and with YA II PN Ltd., respectively (YA II PN together with YA Global, "YA"). The SEDAs were for the sale of up to $ 1,300 and $2,000, respectively, of the Company's Ordinary Shares to YA. The Company may affect the sale, at its sole discretion, during a forty-month period for the 2015 SEDA and a four-year period for the 2017 SEDA, beginning on the date on which the Securities and Exchange Commission first declares effective a registration statement registering the resale of the Company's Ordinary Shares by YA. For each Ordinary Share purchased under the SEDA, YA will pay 93% of the lowest daily VWAP (as defined below) of the Ordinary Shares during the five consecutive trading days (or, commencing June 2016, three consecutive trading days), following the date of an advance notice from the Company (provided such VWAP is greater than or equal to 90% of the last closing price of the Ordinary shares at the time of delivery of the advance notice). Notwithstanding the forgoing, the notice shall not exceed $500. "VWAP" is defined as of any date, to be such date's daily dollar volume-weighted average price of the Ordinary Shares as reported by Bloomberg, LP.  The Company may terminate the SEDA at any time upon prior notice to YA, as long as there are no advance notices outstanding and the Company has paid to YA all amounts then due.

In connection with the 2015 SEDA and 2017 SEDA, the Company issued Ordinary shares to YA as a commitment fee of 28,930 and 67,307, respectively. The commitment fee is recorded as prepaid expenses according to the consumption of the SEDA. As of December 31, 2019, the balance of those prepaid expenses was $77.

During the years 2017 until 2019, the Company issued to YA 709,144 Ordinary Shares, for a total amount of $1,448, net of $45 issuance expenses.

2.	From February 19, 2019 until March 15, 2019, 125,195 options were exercised for $316.

3.	On February 25, 2019 the Company issued 20,858 Ordinary Shares (equivalent to $62) to officers of the Company as year 2018 Bonus payments approved by the Board of Directors and shareholders.

4.	On May 16, 2019 the Company entered into and closed a securities purchase agreement with several investors for the sale of 400,000 Ordinary Shares at a price of $2.50 per share, resulting in gross proceeds of $1,000 and $65 issuance expenses. In addition, the Company issued to the investors 240,000 warrants with an exercise price of $3.30 per Ordinary Share. The warrants shall be exercisable for 3.5 years and shall be subject to a three-year vesting period as follows: one third of the warrants shall vest annually (upon the lapse of 12 months, 24 months and 36 months from issuance), provided that on the applicable vesting date the investor did not sell any of the Ordinary Shares purchased on the private placement. Vesting of all of the warrants shall be accelerated in the event that any one or more shareholders acting together acquire a block of 40% of the Company's issued and outstanding share capital. In addition, the Company issued 60,000 warrants as fees to a placement agent.

5.	On July 18, 2018, the Company's Board of Directors approved an increase of 2,000,000 Ordinary Shares in the Company's authorized share capital, from 4,000,000 authorized shares to 6,000,000 authorized shares.

b.	Warrants to shareholders

The Company's outstanding warrants to shareholders as of December 31, 2019 are as follows:

Outstanding and exercisable warrants	Weighted average exercise price of outstanding warrants	Weighted average Remaining contractual life (years)
300,000	3.30	2.82

See Note 15(a) 4.

c.	Stock option plans:

The term of Company's Israeli Stock Option Plan (the "Plan") is until May 31, 2023. On November 2016 , December 2017 and July 2018, the Company's shareholders approved an increase in the number of options for Ordinary Shares available for issuance under the Plan by 125,000 ,100,000 and 200,000, respectively, resulting in 700,000 options for Ordinary Shares available for issuance under the Plan. Any option which is canceled or forfeited before expiration will become available for future grants.

As of December 31, 2019 there are 238,381 options available for future grants under the Plan. Each option granted under the Plan expires five years from the date of the grant. The options vest gradually over a period of up to three years.

A summary of the Company's employee and director stock option activity and related information for the year ended December 31, 2019, is as follows:

	2019		2018		2017
	Number of options	Weighted- average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted- average exercise price

Outstanding - beginning of year	320,875	$2.59	314,125	$3.39	252,670	$6.21
Changes during the year:
Granted	95,000	$2.13	108,000	$2.39	75,000	$2.13
Exercised	(125,195)	$2.52	-	$-	-	$-
Forfeited	(43,806)	$3.65	(101,250)	$4.85	(13,545)	$49.09

Outstanding - year end	246,874	$2.26	320,875	$2.59	314,125	$3.39

Vested and expected to vest	148,498	$2.41	167,874	$2.90	192,584	$4.10
Exercisable at year end	79,372	$2.38	157,874	$2.89	182,584	$4.17

During the years 2019, 2018, and 2017, stock-based compensation expense related to employees and directors stock options amounted to $81, $67 and $60, respectively, and is included in general and administrative expenses within the statement of operations.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2019, 2018 and 2017 was $1.97, $ 2.58 and $ 2.16, respectively. The weighted-average grant-date fair value of unvested options as of December 31, 2019 was $ 2.18. The aggregate intrinsic value of the outstanding options in each of the years ended December 31, 2019, 2018 and 2017 is $ 0. The aggregate intrinsic value represents the total intrinsic value (the difference between the fair market value of the Company's Ordinary Shares on December 31 of the respective year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on such date.

During the year ended December 31, 2019, 125,195 options were exercised. No options were exercised during the years ended on December 31, 2018 and December 31, 2017. As of December 31, 2019 and 2018, there were a total of $155 and $163, respectively, of unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's Plan. That cost is expected to be recognized through 2022.

Options granted to employees and directors that are outstanding as of December 31, 2019 broken into exercise prices, are as follows:

				Weighted average
	Options	Weighted	Options	Remaining
	outstanding	average	exercisable	Contractual
	as of	remaining	as of	life of options
Exercise	December 31,	contractual	December 31,	exercisable
Price	2019	life (years)	2019	(years)

2.118	87,500	4.83	-	-
2.126	9,999	1.86	9,999	1.86
2.131	45,002	2.93	22,501	2.93
2.287	7,500	4.08	-	-
2.388	83,500	3.19	33,499	2.67
2.960	13,373	0.81	13,373	0.81

Grand Total	246,874	3.02	79,372	1.93

See also Note 2r regarding the assumptions utilized for the un measurement of the fair value of stock options at the grant date.